Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2020	$ 56.0
2021	58.0
2022	59.0
2023	60.0
2024	61.0
2025-2029	331.0
SERP
Defined Benefit Plan Disclosure [Line Items]
2020	3.1
2021	3.1
2022	3.1
2023	3.1
2024	3.1
2025-2029	14.8
PBOP
Defined Benefit Plan Disclosure [Line Items]
2020	4.9
2021	4.9
2022	4.9
2023	4.9
2024	4.8
2025-2029	$ 22.5